Equity-based compensation - Schedule of inputs (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / $ $ / shares	Dec. 31, 2022 CAD ($) $ / $ $ / shares
Share-Based Payment Arrangements [Abstract]
Share price on balance sheet (in CAD per share)	$ 113.45	$ 98.20
Weighted average exercise price (in CAD per share)	$ 83.59	$ 76.19
Expected dividend (in CAD per share) | $	$ 1.59	$ 1.63
Expected volatility, share options granted	42.22%	45.15%
Risk free interest rate, share options granted	3.57%	3.77%
Option life, share options granted | $ / $	4.07	4.14